Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Garrison Street Trust
Entity Central Index Key	0000803013
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
VIP Investment Grade Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® VIP Investment Grade Central Fund
Class Name	VIP Investment Grade Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® VIP Investment Grade Central Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investment Grade Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 3,435,863,286
Holdings Count | shares	2,136
Investment Company Portfolio Turnover	157.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$3,435,863,286
Number of Holdings	2,136
Portfolio Turnover	157%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 62.3 AAA 7.0 AA 0.6 A 8.4 BBB 13.7 BB 1.8 B 0.8 Not Rated 7.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 62.3 AAA - 7.0 AA - 0.6 A - 8.4 BBB - 13.7 BB - 1.8 B - 0.8 Not Rated - 7.9 Short-Term Investments and Net Other Assets (Liabilities) - (2.5)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 46.6 Corporate Bonds 22.9 U.S. Government Agency - Mortgage Securities 15.7 Asset-Backed Securities 9.7 CMOs and Other Mortgage Related Securities 7.5 Other Investments 0.1 Foreign Government and Government Agency Obligations 0.0 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 46.6 Corporate Bonds - 22.9 U.S. Government Agency - Mortgage Securities - 15.7 Asset-Backed Securities - 9.7 CMOs and Other Mortgage Related Securities - 7.5 Other Investments - 0.1 Foreign Government and Government Agency Obligations - 0.0 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.5)% United States 91.0 Grand Cayman (UK Overseas Ter) 4.5 Bailiwick Of Jersey 0.8 United Kingdom 0.7 Mexico 0.7 Ireland 0.4 Netherlands 0.4 Japan 0.2 Canada 0.2 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.0 Grand Cayman (UK Overseas Ter) - 4.5 Bailiwick Of Jersey - 0.8 United Kingdom - 0.7 Mexico - 0.7 Ireland - 0.4 Netherlands - 0.4 Japan - 0.2 Canada - 0.2 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 34.2 US Treasury Bonds 12.4 Fannie Mae Mortgage pass-thru certificates 5.4 Freddie Mac Gold Pool 4.6 Ginnie Mae II Pool 4.0 Freddie Mac Multifamily Structured pass-thru certificates 1.9 Morgan Stanley 1.2 Bank of America Corp 1.1 Uniform Mortgage Backed Securities 1.0 JPMorgan Chase & Co 1.0 66.8